Cover Page Cover Page	May 06, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2021
Entity Registrant Name	Kellogg Company
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4171
Entity Tax Identification Number	38-0710690
Entity Address, Address Line One	One Kellogg Square
Entity Address, City or Town	Battle Creek
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49016-3599
City Area Code	269
Local Phone Number	961-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000055067
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.25 par value per share
Trading Symbol	K
Security Exchange Name	NYSE
1.750% Senior Notes Due 2021
Entity Information [Line Items]
Title of 12(b) Security	1.750% Senior Notes due 2021
Trading Symbol	K 21
Security Exchange Name	NYSE
0.800% Senior Notes Due 2022
Entity Information [Line Items]
Title of 12(b) Security	0.800% Senior Notes due 2022
Trading Symbol	K 22A
Security Exchange Name	NYSE
1.000% Senior Notes Due 2024
Entity Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2024
Trading Symbol	K 24
Security Exchange Name	NYSE
1.250% Senior Notes Due 2025
Entity Information [Line Items]
Title of 12(b) Security	1.250% Senior Notes due 2025
Trading Symbol	K 25
Security Exchange Name	NYSE